FAIR VALUE DISCLOSURES (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Asset (Liability) [Abstract]
Total assets		$ 45,696	$ 10,110
Total liabilities	$ 6,440	46,235	18,022
Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		45,696	10,110
Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities	6,440	46,235	18,022
Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		46,235
Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		46,235
Corporate debt | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets		16,428	1,152
Corporate debt | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		16,428	1,152
Asset-backed | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,492	948
Asset-backed | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,492	948
Commercial paper | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,956	2,443
Commercial paper | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		12,956	2,443
U.S. agency securities | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets			3,462
U.S. agency securities | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets			3,462
Non-U.S. securities | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets		700
Non-U.S. securities | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		700
U.S. Treasury | Marketable securities
Fair Value, Net Asset (Liability) [Abstract]
Total assets		1,000	999
U.S. Treasury | Marketable securities | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		1,000	999
Interest rate caps | Other current assets
Fair Value, Net Asset (Liability) [Abstract]
Total assets		4	1,106
Interest rate caps | Other current assets | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		4	1,106
Mortgage loans held for sale pledged under agreements to repurchase | Other current assets
Fair Value, Net Asset (Liability) [Abstract]
Total assets		2,116
Mortgage loans held for sale pledged under agreements to repurchase | Other current assets | Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total assets		2,116
Warrant
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538
Warrant | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538
Warrant | Accounts Payable and Accrued Liabilities [Member]
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities	6,440
Warrant | Accounts Payable and Accrued Liabilities [Member] | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities	$ 6,440
Warrant | Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538	18,022
Warrant | Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		4,538	$ 18,022
Embedded conversion options
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		41,697
Embedded conversion options | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		41,697
Embedded conversion options | Derivative and warrant Liabilities
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		41,697
Embedded conversion options | Derivative and warrant Liabilities | Level 3
Fair Value, Net Asset (Liability) [Abstract]
Total liabilities		$ 41,697